Schedule of Investments (unaudited)	iShares® MSCI Intl Value Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Aurizon Holdings Ltd.	335,673	$824,497
BHP Group Ltd.	497,002	13,630,832
BlueScope Steel Ltd.	123,043	1,795,864
Dexus	235,420	1,069,327
Fortescue Ltd.	221,543	3,671,952
Qantas Airways Ltd.(a)	225,626	851,265
Rio Tinto Ltd.	44,026	3,664,035
Santos Ltd.	288,408	1,415,323
Sonic Healthcare Ltd.	73,349	1,260,552
South32 Ltd.	907,359	2,070,122
Vicinity Ltd.	882,205	1,080,321
Woodside Energy Group Ltd.	127,489	2,284,221
		33,618,311
Austria — 0.4%
Erste Group Bank AG	80,722	3,764,477
OMV AG	34,446	1,634,511
voestalpine AG	38,260	1,021,736
		6,420,724
Belgium — 0.9%
Ageas SA/NV	33,957	1,558,679
Anheuser-Busch InBev SA/NV	169,198	10,113,604
Syensqo SA(a)	14,470	1,341,248
UCB SA	25,513	3,383,282
		16,396,813
Canada — 2.9%
Air Canada(a)	28,904	426,637
AltaGas Ltd.	62,701	1,374,580
Canadian Tire Corp. Ltd., Class A, NVS	7,834	756,796
CGI Inc.(a)	35,224	3,569,096
Empire Co. Ltd., NVS	39,481	919,737
Fairfax Financial Holdings Ltd.	3,814	4,146,625
First Quantum Minerals Ltd.	73,622	934,815
George Weston Ltd.	10,744	1,413,933
iA Financial Corp. Inc.	11,624	704,710
Kinross Gold Corp.	166,583	1,074,534
Loblaw Companies Ltd.	24,253	2,659,523
Lundin Mining Corp.	123,606	1,411,460
Magna International Inc.	46,952	2,244,174
Manulife Financial Corp.	353,034	8,234,425
Metro Inc./CN	34,900	1,785,245
Nutrien Ltd.	86,839	4,578,973
Onex Corp.	10,808	766,802
Open Text Corp.	109,290	3,859,069
Power Corp. of Canada	76,542	2,039,415
Saputo Inc.	45,910	882,750
Teck Resources Ltd., Class B	116,024	5,704,910
West Fraser Timber Co. Ltd.	16,015	1,226,616
		50,714,825
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	1,876	2,660,521
AP Moller - Maersk A/S, Class B, NVS	3,011	4,363,144
Danske Bank A/S	139,013	4,001,765
Svitzer A/S, NVS	9,774	328,439
		11,353,869
Finland — 0.7%
Nokia OYJ	2,908,565	10,573,656
Stora Enso OYJ, Class R	83,739	1,115,456
		11,689,112
Security	Shares	Value

France — 11.7%
Alstom SA	99,667	$1,571,557
ArcelorMittal SA	257,717	6,438,504
Arkema SA	11,830	1,220,699
AXA SA	215,783	7,455,643
BNP Paribas SA	288,967	20,794,603
Bollore SE	167,292	1,085,850
Bouygues SA	59,755	2,202,288
Capgemini SE	35,992	7,564,835
Carrefour SA	252,738	4,251,868
Cie. de Saint-Gobain SA	152,360	12,049,031
Cie. Generale des Etablissements Michelin SCA	118,275	4,543,965
Credit Agricole SA	314,311	4,863,408
Danone SA	107,412	6,722,631
Dassault Aviation SA	9,508	2,035,175
Eiffage SA	20,582	2,196,067
Engie SA	591,381	10,266,734
Eurazeo SE	10,658	960,047
Ipsen SA	8,569	1,042,302
Orange SA	454,558	5,059,359
Publicis Groupe SA	39,714	4,382,312
Renault SA	105,111	5,206,498
Sanofi SA	328,803	32,483,453
Societe Generale SA	343,670	9,260,206
STMicroelectronics NV	237,107	9,385,852
Teleperformance SE	7,500	679,386
TotalEnergies SE	322,346	23,401,919
Unibail-Rodamco-Westfield, New(a)	15,327	1,277,244
Vinci SA	85,278	9,992,544
Vivendi SE	220,657	2,244,896
Worldline SA/France(a)(b)	60,208	624,507
		201,263,383
Germany — 9.1%
BASF SE	157,000	8,226,259
Bayer AG, Registered	430,075	12,545,582
Bayerische Motoren Werke AG	101,802	11,091,256
Commerzbank AG	380,347	5,652,770
Continental AG	25,677	1,664,159
Daimler Truck Holding AG	140,616	6,341,251
Deutsche Bank AG, Registered	883,424	14,110,502
Deutsche Lufthansa AG, Registered(a)	227,771	1,630,073
Deutsche Telekom AG, Registered	502,872	11,518,567
E.ON SE	380,746	5,041,826
Evonik Industries AG	42,064	876,642
Fresenius Medical Care AG & Co. KGaA	80,896	3,405,940
Fresenius SE & Co. KGaA	210,521	6,282,026
Heidelberg Materials AG	43,109	4,338,302
Henkel AG & Co. KGaA	25,348	1,822,738
Infineon Technologies AG	194,180	6,738,636
Mercedes-Benz Group AG	252,410	19,092,516
Merck KGaA	20,359	3,235,079
RWE AG	152,043	5,296,499
Siemens AG, Registered	109,372	20,489,039
Siemens Energy AG(a)	210,947	4,331,469
Talanx AG(a)	6,977	524,772
Volkswagen AG	13,770	1,943,953
		156,199,856
Hong Kong — 1.8%
BOC Hong Kong Holdings Ltd.	721,500	2,211,465
CK Asset Holdings Ltd.	506,000	2,158,381
CK Hutchison Holdings Ltd.	1,707,500	8,292,939
CK Infrastructure Holdings Ltd.	178,500	1,008,371

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hongkong Land Holdings Ltd.	250,200	$799,434
Jardine Matheson Holdings Ltd.	89,000	3,414,930
Power Assets Holdings Ltd.	260,000	1,491,399
Sino Land Co. Ltd.	1,396,000	1,492,602
SITC International Holdings Co. Ltd.	581,000	1,259,953
Sun Hung Kai Properties Ltd.	351,500	3,242,572
Swire Pacific Ltd., Class A	84,000	711,371
WH Group Ltd.(b)	5,148,000	3,741,772
Wharf Holdings Ltd. (The)	219,363	705,769
		30,530,958
Ireland — 0.2%
AIB Group PLC	257,767	1,334,247
Bank of Ireland Group PLC	218,670	2,333,084
		3,667,331
Israel — 1.1%
Bank Hapoalim BM	275,196	2,479,083
Bank Leumi Le-Israel BM	333,094	2,595,505
Check Point Software Technologies Ltd.(a)(c)	16,214	2,422,696
ICL Group Ltd.	132,493	621,918
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	293,492	1,505,386
Mizrahi Tefahot Bank Ltd.	18,934	689,467
Teva Pharmaceutical Industries Ltd., ADR(a)	625,424	8,787,207
		19,101,265
Italy — 4.7%
Banco BPM SpA	175,689	1,153,511
Enel SpA	1,638,068	10,766,105
Eni SpA	445,772	7,159,851
Intesa Sanpaolo SpA	3,409,660	12,762,375
Leonardo SpA	41,551	954,927
Mediobanca Banca di Credito Finanziario SpA	94,807	1,347,028
Nexi SpA(a)(b)(c)	115,683	673,062
Stellantis NV	1,200,597	26,565,005
Telecom Italia SpA/Milano(a)(c)	2,929,709	694,562
Tenaris SA, NVS	46,107	765,708
UniCredit SpA	497,054	18,244,052
		81,086,186
Japan — 32.2%
AGC Inc.	65,000	2,403,325
Aisin Corp.	38,500	1,464,395
ANA Holdings Inc.	19,600	372,243
Asahi Group Holdings Ltd.	134,800	4,611,367
Asahi Kasei Corp.	245,100	1,708,869
Astellas Pharma Inc.	332,900	3,195,139
Bridgestone Corp.	92,700	4,090,571
Brother Industries Ltd.	117,400	2,076,684
Canon Inc.	452,700	12,252,457
Central Japan Railway Co.	190,900	4,365,497
Chiba Bank Ltd. (The)	87,200	736,584
Chubu Electric Power Co. Inc.	319,200	4,097,237
Concordia Financial Group Ltd.	202,100	1,088,942
Dai Nippon Printing Co. Ltd.	55,300	1,610,674
Daito Trust Construction Co. Ltd.	39,900	4,277,054
Daiwa House Industry Co. Ltd.	226,000	6,359,391
Daiwa Securities Group Inc.	174,700	1,283,880
Denso Corp.	226,100	3,853,449
Dentsu Group Inc.	31,200	844,059
ENEOS Holdings Inc.	466,000	2,153,018
Fuji Electric Co. Ltd.	25,500	1,586,199
FUJIFILM Holdings Corp.	453,600	9,649,196
Fujitsu Ltd.	493,500	7,623,658
Security	Shares	Value

Japan (continued)
Hankyu Hanshin Holdings Inc.	39,600	$1,038,242
Hirose Electric Co. Ltd.	7,400	785,479
Hitachi Construction Machinery Co. Ltd.	27,000	771,182
Hitachi Ltd.	181,400	16,736,085
Honda Motor Co. Ltd.	1,423,700	16,198,256
Hulic Co. Ltd.	230,800	2,126,742
Ibiden Co. Ltd.	31,600	1,201,226
Idemitsu Kosan Co. Ltd.	174,600	1,182,935
Iida Group Holdings Co. Ltd.	35,300	450,637
Inpex Corp.	202,600	3,034,907
Isuzu Motors Ltd.	132,900	1,684,221
ITOCHU Corp.	316,700	14,287,836
Japan Post Bank Co. Ltd.	243,200	2,468,555
Japan Post Holdings Co. Ltd.	534,900	5,136,804
Japan Post Insurance Co. Ltd.	33,600	630,809
Japan Real Estate Investment Corp.	235	796,918
Japan Tobacco Inc.	348,900	9,385,974
JFE Holdings Inc.	235,500	3,515,006
Kajima Corp.	129,200	2,475,095
Kansai Electric Power Co. Inc. (The)	299,200	4,481,842
Kawasaki Kisen Kaisha Ltd.	158,400	2,231,837
KDDI Corp.	201,300	5,585,829
Kirin Holdings Co. Ltd.	172,500	2,518,085
Koito Manufacturing Co.Ltd.	25,600	344,339
Komatsu Ltd.	226,700	6,768,389
Kubota Corp.	187,700	3,010,656
Kyocera Corp.	553,800	6,750,068
LY Corp.	263,000	631,892
Marubeni Corp.	541,200	9,642,208
Mazda Motor Corp.	202,400	2,291,062
MEIJI Holdings Co. Ltd.	55,600	1,244,014
MINEBEA MITSUMI Inc.	61,200	1,146,297
Mitsubishi Chemical Group Corp.	303,300	1,769,412
Mitsubishi Corp.	1,212,000	27,717,916
Mitsubishi Electric Corp.	430,900	7,510,555
Mitsubishi Estate Co. Ltd.	323,400	5,926,210
Mitsubishi HC Capital Inc.	123,700	801,086
Mitsubishi Heavy Industries Ltd.	736,000	6,580,658
Mitsubishi UFJ Financial Group Inc.	2,015,000	20,072,121
Mitsui & Co. Ltd.	445,800	21,521,298
Mitsui Chemicals Inc.	44,200	1,258,060
Mitsui OSK Lines Ltd.	160,100	5,081,507
Mizuho Financial Group Inc.	515,070	9,955,843
MS&AD Insurance Group Holdings Inc.	132,000	2,373,233
Murata Manufacturing Co. Ltd.	363,700	6,645,584
NEC Corp.	107,500	7,783,213
Nippon Building Fund Inc.	380	1,451,902
Nippon Express Holdings Inc.	25,000	1,278,957
Nippon Steel Corp.	288,300	6,463,372
Nippon Telegraph & Telephone Corp.	4,848,900	5,235,173
Nippon Yusen KK	251,300	7,134,525
Nissan Motor Co. Ltd.	903,300	3,305,810
Nomura Holdings Inc.	685,500	3,900,482
NTT Data Group Corp.	151,600	2,370,693
Obayashi Corp.	231,300	2,581,491
Ono Pharmaceutical Co. Ltd.	106,400	1,532,517
ORIX Corp.	186,400	3,814,752
Osaka Gas Co. Ltd.	123,000	2,735,012
Otsuka Holdings Co. Ltd.	118,200	5,053,859
Panasonic Holdings Corp.	483,300	4,218,460
Renesas Electronics Corp.	601,700	9,769,052
Resona Holdings Inc.	371,500	2,349,271

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ricoh Co. Ltd.	335,800	$2,896,965
Rohm Co. Ltd.	145,800	2,095,853
SBI Holdings Inc.	40,900	995,839
SCSK Corp.	30,900	561,737
Secom Co. Ltd.	28,300	1,965,788
Seiko Epson Corp.	154,800	2,546,458
Sekisui Chemical Co.Ltd.	57,000	829,238
Sekisui House Ltd.	106,700	2,452,004
Seven & i Holdings Co. Ltd.	558,000	7,210,026
Shimizu Corp.	168,200	1,041,907
Shionogi & Co. Ltd.	64,200	2,998,188
Shizuoka Financial Group Inc., NVS	90,300	842,846
Subaru Corp.	192,200	4,291,631
SUMCO Corp.	181,100	2,700,800
Sumitomo Corp.	416,500	10,952,762
Sumitomo Electric Industries Ltd.	164,900	2,548,746
Sumitomo Metal Mining Co. Ltd.	48,700	1,627,001
Sumitomo Mitsui Financial Group Inc.	251,600	14,291,829
Sumitomo Mitsui Trust Holdings Inc.	124,900	2,626,000
Suntory Beverage & Food Ltd.	31,600	1,028,114
Suzuki Motor Corp.	248,400	2,892,812
Taisei Corp.	42,800	1,566,925
Takeda Pharmaceutical Co. Ltd.	393,500	10,341,993
TDK Corp.	158,700	7,079,764
Tokyo Electric Power Co. Holdings Inc.(a)	946,200	5,885,628
Tokyo Gas Co. Ltd.	124,400	2,789,950
TOPPAN Holdings Inc.	69,200	1,641,696
Toray Industries Inc.	261,200	1,193,872
Toyota Industries Corp.	42,900	4,076,649
Toyota Motor Corp.	1,875,000	42,766,078
Toyota Tsusho Corp.	66,300	4,215,347
Yamaha Motor Co. Ltd.	187,800	1,751,651
Yamato Holdings Co. Ltd.	45,300	598,262
Yokogawa Electric Corp.	58,400	1,290,395
		555,044,093
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(b)	133,188	2,133,480
Aegon Ltd.	407,981	2,540,843
AerCap Holdings NV(a)	65,695	5,550,570
ASR Nederland NV	17,689	885,149
Coca-Cola Europacific Partners PLC	31,698	2,282,890
EXOR NV, NVS	16,547	1,806,527
ING Groep NV	736,072	11,637,494
JDE Peet’s NV	29,652	658,855
Koninklijke Ahold Delhaize NV	293,686	8,914,600
Koninklijke Philips NV(a)	203,083	5,393,111
NN Group NV	100,644	4,642,796
OCI NV	14,216	382,362
Randstad NV	20,494	1,027,793
		47,856,470
Norway — 0.4%
Adevinta ASA(a)	32,018	326,853
Aker BP ASA	28,385	688,425
Equinor ASA	102,808	2,735,553
Norsk Hydro ASA	220,364	1,354,221
Orkla ASA	154,784	1,052,904
Yara International ASA	32,298	920,659
		7,078,615
Singapore — 0.5%
Jardine Cycle & Carriage Ltd.	27,500	530,702
Keppel Ltd.	325,300	1,627,121
Security	Shares	Value

Singapore (continued)
Seatrium Ltd.(a)	6,801,483	$485,867
Singapore Airlines Ltd.(c)	403,700	1,926,303
Singapore Telecommunications Ltd.	1,000,600	1,735,315
Wilmar International Ltd.	835,200	1,963,198
		8,268,506
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	47,837	1,915,893
Banco Bilbao Vizcaya Argentaria SA	1,295,391	14,008,323
Banco Santander SA	5,102,397	24,826,386
CaixaBank SA	822,786	4,339,008
Grifols SA(a)(c)	85,887	786,077
Repsol SA	348,690	5,473,066
Telefonica SA	1,075,699	4,818,697
		56,167,450
Sweden — 1.4%
Boliden AB	40,157	1,319,747
Industrivarden AB, Class A	28,029	902,633
Industrivarden AB, Class C(c)	24,062	773,589
Securitas AB, Class B	118,865	1,191,218
Skanska AB, Class B	66,359	1,139,935
SKF AB, Class B	72,779	1,496,195
Svenska Handelsbanken AB, Class A	188,179	1,613,696
Swedbank AB, Class A	130,996	2,504,940
Telefonaktiebolaget LM Ericsson, Class B	1,274,022	6,465,515
Telia Co. AB	313,209	716,458
Volvo AB, Class B	251,752	6,407,889
Volvo Car AB(a)(c)	105,736	328,229
		24,860,044
Switzerland — 4.7%
Adecco Group AG, Registered	34,215	1,196,925
Holcim AG	86,083	7,205,810
Novartis AG, Registered	353,969	34,355,338
Roche Holding AG, NVS	98,961	23,712,460
Sandoz Group AG(a)	111,727	3,797,254
Swatch Group AG (The), Registered	13,070	541,875
UBS Group AG, Registered	376,451	9,886,833
		80,696,495
United Kingdom — 16.2%
3i Group PLC	187,327	6,692,714
abrdn PLC	267,547	487,894
Anglo American PLC	257,769	8,423,236
Associated British Foods PLC	103,502	3,425,676
Aviva PLC	360,761	2,094,632
Barclays PLC	6,666,684	16,808,659
Barratt Developments PLC	221,210	1,249,863
Berkeley Group Holdings PLC	15,163	890,456
BP PLC	2,448,557	15,782,510
British American Tobacco PLC	1,202,586	35,303,441
BT Group PLC	2,358,590	3,016,173
Coca-Cola HBC AG, Class DI	39,502	1,275,074
DCC PLC	21,998	1,502,258
Glencore PLC	1,975,778	11,496,183
GSK PLC	883,014	18,319,813
Haleon PLC	878,069	3,708,384
Hikma Pharmaceuticals PLC	40,444	971,084
HSBCHoldingsPLC	4,255,075	36,882,781
Imperial Brands PLC	384,871	8,794,360
Informa PLC	164,874	1,632,234
J Sainsbury PLC	838,343	2,749,913
Kingfisher PLC	462,341	1,424,160
Lloyds Banking Group PLC	18,330,318	11,830,069

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
NatWest Group PLC, NVS	2,047,176	$7,726,823
Pearson PLC	73,103	887,019
Persimmon PLC	54,853	888,236
Phoenix Group Holdings PLC	84,325	513,599
Rio Tinto PLC	173,750	11,756,051
Shell PLC	936,496	33,291,118
Smith & Nephew PLC	157,023	1,902,435
Standard Chartered PLC	865,104	7,432,574
Taylor Wimpey PLC	712,483	1,167,491
Tesco PLC	2,300,742	8,494,497
Vodafone Group PLC	9,334,022	7,871,394
WPP PLC	208,915	2,093,989
		278,786,793

Total Common Stocks — 97.5%
(Cost: $1,497,324,452)		1,680,801,099

Preferred Stocks

Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,023	2,057,397
Henkel AG & Co. KGaA, Preference Shares, NVS	35,411	2,813,111
Porsche Automobil Holding SE, Preference Shares, NVS	80,685	4,111,021
Volkswagen AG, Preference Shares, NVS	100,876	12,357,825
		21,339,354

Total Preferred Stocks — 1.2%
(Cost: $27,876,660)		21,339,354

Total Long-Term Investments — 98.7%
(Cost: $1,525,201,112)		1,702,140,453
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	4,297,832	$4,299,121
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	420,000	420,000

Total Short-Term Securities — 0.3%
(Cost: $4,718,809)		4,719,121

Total Investments — 99.0%
(Cost: $1,529,919,921)		1,706,859,574

Other Assets Less Liabilities — 1.0%		16,991,163

Net Assets — 100.0%		$1,723,850,737

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,275,031	$—		$(1,977,477	)(a)	$1,804	$(237)	$4,299,121	4,297,832	$15,409	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	10,000	(a)	—		—	—	420,000	420,000	40,926		—
						$1,804	$(237)	$4,719,121		$56,335		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Value Factor ETF
April 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	40	06/13/24	$6,926	$29,465
Euro STOXX 50 Index	127	06/21/24	6,603	(128,202)
FTSE 100 Index	79	06/21/24	8,024	257,048
				$158,311

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$73,828,410	$1,606,972,689	$—	$1,680,801,099
Preferred Stocks	—	21,339,354	—	21,339,354
Short-Term Securities
Money Market Funds	4,719,121	—	—	4,719,121
	$78,547,531	$1,628,312,043	$—	$1,706,859,574
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$286,513	$—	$286,513
Liabilities
Equity Contracts	—	(128,202)	—	(128,202)
	$—	$158,311	$—	158,311

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares